Mortgage Loans (Details) (USD $)	12 Months Ended				12 Months Ended			0 Months Ended									7 Months Ended	12 Months Ended					11 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 06, 2012 3800 Chapman	Dec. 31, 2012 Plaza Las Fuentes	Dec. 31, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower	Dec. 31, 2012 Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Mortgages of Properties Extended or Disposed 3800 Chapman	Dec. 31, 2011 Mortgages of Properties Extended or Disposed 3800 Chapman	Dec. 31, 2012 Mortgages of Properties Extended or Disposed KPMG Tower	Dec. 31, 2011 Mortgages of Properties Extended or Disposed KPMG Tower	Dec. 31, 2012 Variable Rate Debt	Dec. 31, 2011 Variable Rate Debt	Aug. 01, 2011 Variable Rate Debt Plaza Las Fuentes	Dec. 31, 2012 Variable Rate Debt Plaza Las Fuentes		Dec. 31, 2011 Variable Rate Debt Plaza Las Fuentes	Dec. 31, 2012 Fixed Rate Debt	Dec. 31, 2011 Fixed Rate Debt	Dec. 02, 2011 Fixed Rate Debt Plaza Las Fuentes mezzanine loan	Dec. 31, 2012 Fixed Rate Debt Plaza Las Fuentes mezzanine loan		Dec. 31, 2011 Fixed Rate Debt Plaza Las Fuentes mezzanine loan	Dec. 31, 2012 700 North Central		Dec. 31, 2012 801 North Brand		Dec. 31, 2012 Brea Campus		Dec. 31, 2012 Stadium Towers Plaza		Dec. 31, 2012 Glendale Center		Dec. 31, 2012 500 Orange Tower		Dec. 31, 2012 Two California Plaza		Dec. 31, 2012 3800 Chapman		Dec. 31, 2011 701 North Brand		Dec. 31, 2011 550 South Hope		Dec. 31, 2011 Westin Pasadena Hotel	Dec. 31, 2011 2600 Michelson		Dec. 31, 2011 City Tower
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum																		4.50%
Debt Instrument, Term of Periodic Payment					30 years
Repayments of long term debt						$ 0																																							$ 37,800,000		$ 78,600,000	$ 2,000,000
Debt Instrument, Prepayment Amount Without Penalty	33,100,000
Debt Instrument, Amount Available to be Defeased After Lock-out Periods	991,000,000
Debt Instrument, Prepayment Amount With Penalty or Available to be Defeased After Lock-out Periods	550,000,000
Debt Instrument, Prepaid with Penalties	365,000,000
Debt Instrument, Amount Unavailable for Prepayment	11,200,000
Repayments of Debt								35,000,000
Long-term Debt, Gross	1,950,281,000	3,047,194,000					365,000,000		0	1,461,370,000	0	44,370,000	0	400,000,000	398,031,000	33,574,000	33,800,000	33,031,000	[1],[2],[3]	33,574,000	1,552,250,000	1,552,250,000	11,200,000	11,250,000	[4]	11,250,000
Proceeds from mortgage loans	0	45,000,000	0														33,100,000						11,100,000
Impact of gain on settlement of debt, per share																											$ 0.06		$ 0.16		$ 0.56		$ 1.20		$ 0.24		$ 1.13		$ 2.19		$ 0.18		$ 0.07		$ 1.17			$ 1.04		$ 1.12
Debt Intstrument, Capital Expenditure Reserve Fund in Excess of Leasing Reserve						1,500,000
Debt Intstrument, Additional Leasing Reserve in Excess of Capital Expenditure Reserve Fund						5,000,000
Debt Instruments, Leasing Reserve, Amount Funded During Period						10,000,000
Debt satisified	1,061,400,000	483,800,000	647,500,000																								27,500,000		75,500,000		109,000,000		100,000,000		125,000,000		110,000,000		470,000,000		44,400,000		33,800,000		200,000,000		0	110,000,000		140,000,000
Proceeds from dispositions of real estate	20,950,000	136,506,000	331,883,000																																										37,800,000		92,100,000	2,000,000
Gains on settlement of debt	333,201,000	190,380,000	156,129,000																								3,500,000	[5]	9,600,000	[6]	32,500,000	[7]	70,000,000	[8]	13,700,000	[9]	65,700,000	[10]	127,500,000	[11]	10,700,000	[12]	3,900,000	[13]	65,400,000	[14]		58,600,000	[15]	62,500,000	[16]
Mortgage Loans, Amount Assumed by Third Party During Period																																													118,000,000			66,600,000
Disposition, net proceeds	21,000,000	20,300,000	0																								0		0		0		0		0		0		0		0		0		0		15,600,000	0		0
Discontinued Operation, Amount of Other Income (Loss) from Disposition of Discontinued Operations, before Income Tax	0	164,000	0																																												(400,000)
Debt Instrument, Basis Spread on Variable Rate																		3.50%	[1]
Interest Rate																								9.88%
Repayments of Unsecured Debt	0	15,000,000	7,420,000
Payments to Special Servicer				$ 2,000,000

[1]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[2]	On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[3]	On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance (of which $573 is due during 2013, $600 is due during 2014, $627 is due during 2014, and $31,231 is due during 2016) will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[4]	As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[5]	During 2010, we recorded an $8.2 million impairment charge to reduce our investment in 700 North Central to its estimated fair value as of December 31, 2010. We recorded a $2.8 million gain on sale of real estate and a $3.5 million gain on settlement of debt during 2012 upon disposition of this property.
[6]	During 2010, we recorded a $12.9 million impairment charge to reduce our investment in 801 North Brand to its estimated fair value as of December 31, 2010. We recorded a $2.4 million gain on sale of real estate and a $9.6 million gain on settlement of debt during 2012 upon disposition of this property.
[7]	During 2010, we recorded a $6.4 million impairment charge to reduce our investment in Brea Campus to its estimated fair value as of December 31, 2010. We recorded a $10.7 million gain on sale of real estate and a $32.5 million gain on settlement of debt during 2012 upon disposition of these properties.
[8]	We recorded a $3.1 million gain on sale of real estate and a $70.0 million gain on settlement of debt during 2012 upon disposition of Stadium Towers and an adjacent land parcel.
[9]	We recorded a $38.7 million gain on sale of real estate and a $13.7 million gain on settlement of debt during 2012 upon disposition of Glendale Center.
[10]	We recorded a $6.8 million gain on sale of real estate and a $65.7 million gain on settlement of debt during 2012 upon disposition of 500 Orange Tower.
[11]	During 2010, we recorded a $156.8 million impairment charge to reduce our investment in Two California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8 million gain on sale of real estate and $127.5 million gain on settlement of debt during 2012 upon disposition of this property.
[12]	During 2010, we recorded a $16.7 million impairment charge to reduce our investment in 3800 Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4 million gain on sale of real estate and $10.7 million gain on settlement of debt during 2012 upon disposition of this property.
[13]	During 2010, we recorded a $9.1 million impairment charge to reduce our investment in 701 North Brand to its estimated fair value as of December 31, 2010. We recorded a $1.2 million gain on sale of real estate and a $3.9 million gain on settlement of debt during 2011 upon disposition of this property.
[14]	We recorded a $7.1 million gain on sale of real estate and a $65.4 million gain on settlement of debt during 2011 upon disposition of 550 South Hope.
[15]	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.
[16]	We recorded a $10.2 million gain on sale of real estate and a $62.5 million gain on settlement of debt during 2011 upon disposition of City Tower.